Retirement Benefits Fair value of plan assets (Details) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Mar. 25, 2012
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 906	$ 941
Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	906
Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25
Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	516
Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	354
Southern Union [Member] | Hedge Funds, Multi-strategy [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11
Level 1 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25
Level 1 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25
Level 1 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 1 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 1 [Member] | Southern Union [Member] | Hedge Funds, Multi-strategy [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 2 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	798
Level 2 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 2 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	433
Level 2 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	354
Level 2 [Member] | Southern Union [Member] | Hedge Funds, Multi-strategy [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	83
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	83
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Hedge Funds, Multi-strategy [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0